Income Taxes, Summary of Provision for Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jan. 31, 2023	Aug. 03, 2022	Jan. 31, 2022
Current tax provision:
Foreign	$ 177	$ 106	$ 100
State and local	292	5
Total current tax expense	469	111	100
Deferred tax (benefit) expense:
Federal	(9,360)	(2,780)	(5,387)
State and local	(2,281)	(911)	(299)
Total deferred tax (benefit) expense	(11,641)	(3,691)	(5,686)
Less: change in valuation allowance	650	3,691	5,050
Net income tax (benefit) expense	$ (10,522)	$ 111	$ (536)